Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11. Income Taxes

The components of the Company’s deferred tax assets (liabilities) at December 31, 2012 and 2011 were as follows:

in thousands	2012	2011
Current deferred tax assets:
Inventory related	$1,110	$679
Deferred revenue	528	537
Allowance for doubtful accounts	295	402
State research and development
credit carryforward	-	158
Reserve for warranty expenses	468	573
Provision for employee related obligations	1,269	408
Accrued interest	1,126	216
Other	172	-
Current deferred tax assets	$4,968	$2,973

Long-term deferred tax assets:
Stock-based compensation expense	$1,184	$-
Long-term deferred tax assets	$1,184	$-

Current deferred tax liabilities
Inventory related	$(645)	$-
Deferred revenue	(104)
Order backlog	(196)
Current deferred tax liabilities	$(945)	$-

Long-term deferred tax assets:
Stock-based compensation expense	$876	$391
State net operating loss	463	-
Other	186	-
Long-term deferred tax assets	1,525	391
Long-term deferred tax liabilities:
Intangibles	(55,320)	(5,902)
Depreciation	(898)	(1,249)
Net long-term deferred tax liabilities	$(54,693)	$(6,760)

The deferred income taxes are reflected in the balance sheets among:

	December 31,
	2012	2011
	(U.S. $ in thousands)
Current assets—deferred income taxes	$4,968	$2,973
Long-term assets- other non current assets	1,184	-
Current liabilities—deferred income tax liabilities	(945)	-
Long-term liabilities—deferred income taxes	(54,693)	(6,760)
	$(49,486)	$(3,787)

Income before income taxes for the years ended December 31, 2012, 2011 and 2010 was as follows:

in thousands	2012	2011	2010
United States	$23,274	$30,464	$13,506
Foreign	(4,764)	888	330
	$18,510	$31,352	$13,836

The components of income tax expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

in thousands	2012	2011	2010
Current
Federal	$10,974	$9,906	$4,337
State	1,345	761	248
Foreign	1,445	293	103
	13,764	10,960	4,688

Deferred
Federal	(2,495)	(251)	(160)
State	(618)	17	(62)
Foreign	(964)	-	-
	(4,077)	(234)	(222)
Total income taxes	$9,687	$10,726	$4,466

A reconciliation of the statutory federal income tax rate and the effective tax rate for the years ended December 31, 2012, 2011, and 2010 is set forth below (the statutory rate being used in the U.S federal rate rather than the Israeli rate, given that substantially all of the periods provided were as a U.S domestic company):

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of
federal benefit	2.5	2.1	2.1
Tax exempt interest income	-	-	(0.8)
Stock compensation expense	3.4	0.6	0.2
Manufacturing deduction	(5.9)	(2.7)	(3.5)
Federal research and
development tax credit	-	(1.6)	(1.9)
Tax contingencies	(3.5)	0.4	1.3
Non-deductible acquisition expenses	12.9	0.3	-
Difference in tax rates	3.4	-	-
Other	4.5	0.1	(0.1)
Effective income tax rate	52.3%	34.2%	32.3%

In January of 2013, the President of the U.S. signed into law The American Taxpayer Relief Act of 2012, which contained provisions that retroactively extended the U.S. research and experimentation tax credit to 2012 and 2013. Because the extension did not occur by December 31, 2012, the Company’s effective income tax rate for 2012 did not include the benefit of the credit for 2012. However, because the credit was retroactively extended to include 2012, the Company expects to recognize the full benefit of the 2012 credit in the first quarter of 2013. The Company estimates that its credit for 2012 is approximately $300,000. That amount will be reported as a discrete income tax benefit in the first quarter of 2013.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate. Accruals for tax contingencies are provided for in accordance with the requirements of ASC 740.

The Company is subject to income taxes in the U.S., various states and certain foreign jurisdictions. In the U.S., Stratasys, Inc. has had most of the taxable income and it may be subject to examination by the Internal Revenue Service (“IRS”) for calendar years 2011 and 2012. The IRS has completed its examination of Stratasys Inc.’s federal income tax returns for the years 2009 and 2010. The Company files income tax returns in various jurisdictions with varying statutes of limitations. Tax returns of Stratasys Ltd. submitted in Israel through the 2007 tax year are considered to be final. The expiration of the statute of limitations related to the various other foreign and state income tax returns that the Company and its subsidiaries file varies by state and foreign jurisdiction.

At December 31, 2012 and 2011, the Company had unrecognized tax benefits of $1.7 million and $1.6 million, respectively. If recognized, these benefits would favorably impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

in thousands	2012	2011
Balance at beginning of year	$1,598	$1,405
Additions for tax positions related to the current year	223	253
Additions for tax positions related to previous years	14	83
Additions from the merger	1,052	-
Reduction of reserve for statute expirations	(1,156)	(143)
Balance at end of year	$1,731	$1,598

The reduction in the reserve is primarily due to the settlement of an appeals issue with the State of Minnesota, and the completion of the Stratasys, Inc.’s 2009 and 2010 IRS examination, as well as the expiration of the statute of limitations on certain items. The balance of the reserve for tax uncertainties includes $175,000 and $120,000 for estimated interest and penalties at December 31, 2012 and 2011, respectively. The Company currently estimates that unrecognized tax benefits will not change materially in the next twelve months.

The Company regularly assesses the likelihood of tax adjustments in each of the tax jurisdictions in which the Company has operations and accounts for the related financial statement implications. Tax reserves have been established that the Company believes to be appropriate given the possibility of tax adjustments. Determining the appropriate level of tax reserves requires the Company to exercise judgment regarding the uncertain application of tax law. The amount of reserves is adjusted when information becomes available or when an event occurs indicating a change in the reserve is appropriate. Future changes in tax reserve requirements could have a material impact on results of operations.

The Company is asserting that all future profits in its subsidiaries will be indefinitely reinvested or that there is no expectation to distribute any taxable dividends from these subsidiaries. The Company has undistributed earnings in most of its subsidiaries. As of December 31, 2012, the undistributed earnings in the United States were not positive, and the undistributed earnings in the other jurisdictions are not considered significant. The determination of the amount of the unrecognized deferred tax liability related to the undistributed earnings is estimated as a non-material amount.

The enacted statutory tax rates applicable to the Company’s subsidiaries outside of Israel are as follows:

Company incorporated in the U.S.—tax rate of 35%.
Company incorporated in Germany—tax rate of 27.9%
Company incorporated in Hong Kong—tax rate of 16.5%.
Company incorporated in Japan—tax rate of 42%.
Company incorporated in China—tax rate of 25%.
Company incorporated in Italy—tax rate of 27.5%.

A significant portion of the Company’s income after the December 1, 2012 merger date will be taxed in Israel. The following is a summary of how the Company’s income is taxed in Israel:

a. Basis of taxation:

Tax rates:

Corporate tax rates in Israel were as follows: 2010-25%, 2011-24%, 2012-25%.

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company’s taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate fluctuations (of the NIS in relation to the U.S. dollar) on the Company’s Israeli taxable income.

b. Tax benefits under the Law for Encouragement of Capital Investments, 1959 (the “Law”):

Various industrial projects of the Company have been granted “Approved Enterprise” and “Privileged Enterprise” status, which provides certain benefits, including tax exemptions for undistributed income and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at the regular corporate rate, which was 25% in 2012.

The Company is a Foreign Investors Company, or FIC, as defined by the Israeli Investment Law. FICs are entitled to further reductions in the tax rate normally applicable to Approved Enterprises and Privileged Enterprise, depending on the level of foreign ownership. When foreign (non Israeli) ownership exceeds 90%, the Approved Enterprise and Privileged Enterprise income is either tax exempt or taxable at a tax rate of 10% for a 10 year period. The Company cannot assure that it will continue to qualify as a FIC in the future or that the benefits described herein will be granted in the future.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise’s income.

The entitlement to the above benefits is conditional upon the Company’s fulfilling the conditions stipulated by the Investment Law and regulations published hereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received with respect to such programs.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends, as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved or Privileged Enterprise programs, as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2012, tax-exempt income of approximately $55.0 million is attributable to the Company’s various Approved and Privileged Enterprise programs. If such tax exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such income, and approximately $5.5 million would be incurred as of December 31, 2012.

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2011 will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing in 2013. A company that has elected to apply the amendment cannot withdraw from its election. If the Company elects to take advantage of the amendment, it will be required to pay up to approximately $2.4 million as a one-time payment.

A January 2011 amendment to Investment Law sets alternative benefit tracks to those previously in place, as follows: an investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (“Preferred Enterprise” and “Special Preferred Enterprise”), which provide for application of a unified tax rate to all preferred income of the company, as defined in the Investment Law.

The 2011 Amendment cancels the availability of the benefits granted in accordance with the provisions of the Investment Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its Preferred Enterprise (as such term is defined in the Investment Law) effective as of January 1, 2011 and onward. A Preferred Company is defined as either (i) a company incorporated in Israel and not fully owned by a governmental entity or (ii) a limited partnership that: (a) was registered under the Partnerships Ordinance; (b) all of its limited partners are companies incorporated in Israel, but not all of them are governmental entities, which, among other things, has Preferred Enterprise status and are controlled and managed from Israel. Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate flat tax rate of 15% with respect to its preferred income derived by its Preferred Enterprise in 2011-2012, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 10%. Such corporate tax rate will be reduced to 12.5% and 7%, respectively, in 2013-2014 and to 12% and 6% in 2015 and thereafter. Income derived by a Preferred Company from a “Special Preferred Enterprise” (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.

Dividends paid out of income attributed to a Preferred Enterprise are generally subject to withholding tax at source at the rate of 15% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax will be withheld.

The 2011 Amendment also provided transitional provisions to address companies already enjoying current benefits. These transitional provisions provide, among other things, that (i) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise, which chose to receive grants, before the 2011 Amendment came into effect, will remain subject to the provisions of the Investment Law as in effect on the date of such approval, while provided that certain conditions are met, the 25% tax rate applied to income derived by an Approved Enterprise during the benefit period will be replaced with the regular corporate income tax rate (25% as of 2012), unless a request is made to apply the provisions of the Investment Law as amended in 2011 with respect to income to be derived as of January 1, 2011 (such request should have been made by way of an application to the Israeli Tax Authority by June 30, 2011), such request may not be withdrawn; (ii) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise, which had participated in an alternative benefits program, before the 2011 Amendment came into effect will remain subject to the provisions of the Investment Law as in effect on the date of such approval, provided that certain conditions are met. However, a company that has such enterprise can file a request with the Israeli Tax Authority, according to which its income derived as of January 1, 2011 will be subject to the provisions of the Investment Law as amended in 2011; and (iii) a Benefited Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met, or file a request with the Israeli Tax Authority according to which its income derived as of January 1, 2011 will be subject to the provisions of the Investment Law as amended in 2011. We have examined the possible effect, if any, of these provisions of the 2011 Amendment on our financial statements and have decided, at this time, not to opt to apply the new benefits under the 2011 Amendment.

c. Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

The Company is an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry (Taxation), 1969, and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.